Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003859
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Virtus Balanced Allocation Fund
Investment Objective
The fund has an investment objective to seek to provide current income and capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS BALANCED ALLOCATION FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS BALANCED ALLOCATION FUND	Class A	Class C	Class I
Management Fees	0.50%	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Shareholder Servicing Fees	none	none	0.05%
Remainder of Other Expenses	0.34%	0.34%	0.34%
Total Other Expenses	0.34%	0.34%	0.39%
Total Annual Fund Operating Expenses	1.09%	1.84%	0.89%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS BALANCED ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	680	902	1,141	1,827
Class C	287	579	995	2,159
Class I	91	284	493	1,096

Expense Example, No Redemption - VIRTUS BALANCED ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	680	902	1,141	1,827
Class C	187	579	995	2,159
Class I	91	284	493	1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Diversified across stocks and bonds, the fund's strategic allocation approach seeks to generate a combination of growth and current income. The fund's equity allocation utilizes a proprietary quantitative process designed to identify stocks with improving fundamentals and competing valuations. The fixed income allocation is highly disciplined, combining fundamental and quantitative techniques in an effort to exploit opportunities in the bond market.

Under normal market conditions, equity securities will comprise between 40% and 65% of the fund's assets, and fixed income securities will comprise at least 25% of the fund's assets.The fund may invest in issuers of any capitalization. The fund normally invests in investment-grade securities and maintains a dollar-weighted average portfolio maturity of between five and ten years.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Allocation Risk. The risk that the fund's exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q3/2009: 10.31%	Worst Quarter: Q4/2008: -13.42%	Year-to-date (3/31/11): 5.30%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS BALANCED ALLOCATION FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	14.28%	3.33%	4.65%
Class I Return After Taxes on Distributions	13.76%	2.30%	3.59%
Class I Return After Taxes on Distributions and Sales of Fund Shares	9.45%	2.52%	3.57%
Class A	7.33%	1.85%	3.77%
Class C	13.04%			2.78%	Jun 26, 2006
Russell 1000 Index	16.10%	2.59%	1.83%	2.41%	Jun 26, 2006
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%	6.75%	Jun 26, 2006
Balanced Benchmark	12.74%	4.28%	3.80%	4.58%	Jun 26, 2006

The Russell 1000® Index is a market capitalization-weighted index of the 1000 largest companies in the Russell universe, which comprises the 3000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment-grade fixed rate bond market. The indexes are calculated on a total-return basis. The Balanced Benchmark consists of an allocation of 60% Russell 1000® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS BALANCED ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,827
1 Year	rr_ExpenseExampleNoRedemptionYear01	680
3 Years	rr_ExpenseExampleNoRedemptionYear03	902
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	3.77%
VIRTUS BALANCED ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 Year	rr_AverageAnnualReturnYear01	13.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS BALANCED ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
2001	rr_AnnualReturn2001	1.21%
2002	rr_AnnualReturn2002	(9.02%)
2003	rr_AnnualReturn2003	19.33%
2004	rr_AnnualReturn2004	13.32%
2005	rr_AnnualReturn2005	7.45%
2006	rr_AnnualReturn2006	9.26%
2007	rr_AnnualReturn2007	6.48%
2008	rr_AnnualReturn2008	(25.10%)
2009	rr_AnnualReturn2009	18.28%
2010	rr_AnnualReturn2010	14.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.42%)
1 Year	rr_AverageAnnualReturnYear01	14.28%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	4.65%
VIRTUS BALANCED ALLOCATION FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	3.59%
VIRTUS BALANCED ALLOCATION FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.57%
VIRTUS BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Balanced Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Diversified across stocks and bonds, the fund's strategic allocation approach seeks to generate a combination of growth and current income. The fund's equity allocation utilizes a proprietary quantitative process designed to identify stocks with improving fundamentals and competing valuations. The fixed income allocation is highly disciplined, combining fundamental and quantitative techniques in an effort to exploit opportunities in the bond market.

Under normal market conditions, equity securities will comprise between 40% and 65% of the fund's assets, and fixed income securities will comprise at least 25% of the fund's assets.The fund may invest in issuers of any capitalization. The fund normally invests in investment-grade securities and maintains a dollar-weighted average portfolio maturity of between five and ten years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Allocation Risk. The risk that the fund's exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q3/2009: 10.31%	Worst Quarter: Q4/2008: -13.42%	Year-to-date (3/31/11): 5.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 1000® Index is a market capitalization-weighted index of the 1000 largest companies in the Russell universe, which comprises the 3000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment-grade fixed rate bond market. The indexes are calculated on a total-return basis. The Balanced Benchmark consists of an allocation of 60% Russell 1000® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS BALANCED ALLOCATION FUND | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS BALANCED ALLOCATION FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS BALANCED ALLOCATION FUND | Balanced Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	4.28%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Virtus Core Equity Fund
Investment Objective
The fund has an investment objective to seek to provide capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Share holder Fees (fees paid directly from your investment
Shareholder Fees - VIRTUS CORE EQUITY FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS CORE EQUITY FUND	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Shareholder Servicing Fees	none	none	0.05%
Remainder of Other Expenses	0.32%	0.32%	0.32%
Total Other Expenses	0.32%	0.32%	0.37%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.07%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	955	1,232	2,021
Class C	305	634	1,088	2,348
Class I	109	340	590	1,306

Expense Example, No Redemption - VIRTUS CORE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	697	955	1,232	2,021
Class C	205	634	1,088	2,348
Class I	109	340	590	1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 122% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund is a large-cap core portfolio built utilizing a systematic process focusing on fundamentals, investor interest, and valuations. The subadviser employs a proprietary quantitative model to identify companies with higher growth rates while utilizing fundamental research to confirm the model's indicators and capture qualitative data.

Under normal circumstances,the fund invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalizations in excess of  $1 billion at time of purchase.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index.

 Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q2/2003: 13.85%	Worst Quarter: Q4/2008: -17.84%	Year-to-date (3/31/11): 7.78%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS CORE EQUITY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	10.76%	1.64%	1.60%
Class I Return After Taxes on Distributions	10.68%	0.92%	0.73%
Class I Return After Taxes on Distributions and Sales of Fund Shares	7.10%	1.44%	1.19%
Class A	4.13%	0.20%	0.76%
Class C	9.68%			0.70%	Jun 26, 2006
S&P 500 Index	15.06%	2.29%	1.42%	2.29%	Jun 26, 2006

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS CORE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,021
1 Year	rr_ExpenseExampleNoRedemptionYear01	697
3 Years	rr_ExpenseExampleNoRedemptionYear03	955
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,232
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,021
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	4.13%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	0.20%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	0.76%
VIRTUS CORE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	9.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS CORE EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
2001	rr_AnnualReturn2001	(12.31%)
2002	rr_AnnualReturn2002	(23.54%)
2003	rr_AnnualReturn2003	30.49%
2004	rr_AnnualReturn2004	13.32%
2005	rr_AnnualReturn2005	8.97%
2006	rr_AnnualReturn2006	13.98%
2007	rr_AnnualReturn2007	7.06%
2008	rr_AnnualReturn2008	(33.36%)
2009	rr_AnnualReturn2009	20.41%
2010	rr_AnnualReturn2010	10.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.84%)
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	10.76%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	1.64%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.60%
VIRTUS CORE EQUITY FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	10.68%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	0.92%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	0.73%
VIRTUS CORE EQUITY FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	7.10%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	1.44%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.19%
VIRTUS CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Share holder Fees (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a large-cap core portfolio built utilizing a systematic process focusing on fundamentals, investor interest, and valuations. The subadviser employs a proprietary quantitative model to identify companies with higher growth rates while utilizing fundamental research to confirm the model's indicators and capture qualitative data.

Under normal circumstances,the fund invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalizations in excess of  $1 billion at time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index.

 Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q2/2003: 13.85%	Worst Quarter: Q4/2008: -17.84%	Year-to-date (3/31/11): 7.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS CORE EQUITY FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	15.06%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	2.29%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Virtus Emerging Markets Opportunities Fund
Investment Objective
The fund has an investment objective to seek to provide capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS EMERGING MARKETS OPPORTUNITIES FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)
Annual Fund Operating Expenses - VIRTUS EMERGING MARKETS OPPORTUNITIES FUND		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.41%	0.41%	0.41%
Total Other Expenses		0.41%	0.41%	0.46%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.67%	2.42%	1.47%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	735	1,071	1,430	2,438
Class C	345	755	1,291	2,756
Class I	150	465	803	1,757

Expense Example, No Redemption - VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	735	1,071	1,430	2,438
Class C	245	755	1,291	2,756
Class I	150	465	803	1,757

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances,the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program.The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the fund focuses its investments, will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund.The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.

 Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q2/2009: 26.74%	Worst Quarter: Q3/2008: -21.96%	Year-to-date (3/31/11): -0.22%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS EMERGING MARKETS OPPORTUNITIES FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	28.15%	12.89%	15.59%
Class I Return After Taxes on Distributions	28.13%	9.70%	13.57%
Class I Return After Taxes on Distributions and Sales of Fund Shares	18.65%	10.41%	13.53%
Class A	20.47%	11.28%	14.64%
Class C	26.88%			13.24%	Jun 26, 2006
S&P 500 Index	15.06%	2.29%	1.42%	2.29%	Jun 26, 2006
MSCI Emerging Markets Free Index (net)	18.88%	12.78%	15.89%	14.16%	Jun 26, 2006

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI Emerging Markets Free Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The indexes are calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
1 Year	rr_ExpenseExampleYear01	735
3 Years	rr_ExpenseExampleYear03	1,071
5 Years	rr_ExpenseExampleYear05	1,430
10 Years	rr_ExpenseExampleYear10	2,438
1 Year	rr_ExpenseExampleNoRedemptionYear01	735
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,071
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	20.47%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	11.28%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	14.64%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,757
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	465
5 Years	rr_ExpenseExampleNoRedemptionYear05	803
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
2001	rr_AnnualReturn2001	(0.60%)
2002	rr_AnnualReturn2002	(1.84%)
2003	rr_AnnualReturn2003	51.11%
2004	rr_AnnualReturn2004	20.04%
2005	rr_AnnualReturn2005	31.23%
2006	rr_AnnualReturn2006	29.60%
2007	rr_AnnualReturn2007	37.39%
2008	rr_AnnualReturn2008	(45.90%)
2009	rr_AnnualReturn2009	48.52%
2010	rr_AnnualReturn2010	28.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	28.15%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	12.89%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	15.59%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	28.13%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	9.70%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	13.57%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	18.65%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	10.41%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	13.53%
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[1]
1 Year	rr_ExpenseExampleYear01	345
3 Years	rr_ExpenseExampleYear03	755
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	2,756
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	755
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,756
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	26.88%
Since Inception	rr_AverageAnnualReturnSinceInception	13.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Emerging Markets Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the fund are those that in the opinion of the subadviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

Under normal circumstances,the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining "location" of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated. This evaluation is conducted so as to determine that the issuer's assets are exposed to the economic fortunes and risks of the designated country.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program.The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund's investment.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the fund focuses its investments, will cause the value of the fund's shares to decrease, perhaps significantly. To the extent the fund concentrates its assets in a particular country or region, the fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund.The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.

 Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q2/2009: 26.74%	Worst Quarter: Q3/2008: -21.96%	Year-to-date (3/31/11): -0.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The MSCI Emerging Markets Free Index (net) is a free float-adjusted market capitalization-weighted index that measures developed equity market performance in the global emerging markets. The indexes are calculated on a total return basis with net dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	15.06%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	2.29%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND | MSCI Emerging Markets Free Index (net)
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	18.88%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	12.78%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	15.89%
Since Inception	rr_AverageAnnualReturnSinceInception	14.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Virtus High Yield Income Fund
Investment Objective
The fund has an investment objective to seek to provide a high level of total return through a combination of income and capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS HIGH YIELD INCOME FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none		none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS HIGH YIELD INCOME FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.38%	0.38%	0.38%
Total Other Expenses	[1]	0.38%	0.38%	0.43%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.09%	1.84%	0.89%
[1]	Excludes extraordinary expenses. Other expenses, including extraordinary expenses, were 0.47% for Class A and Class C Shares and 0.52% for Class I Shares
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS HIGH YIELD INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	482	709	953	1,654
Class C	287	579	995	2,159
Class I	91	284	493	1,096

Expense Example, No Redemption - VIRTUS HIGH YIELD INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	482	709	953	1,654
Class C	187	579	995	2,159
Class I	91	284	493	1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund will seek to achieve its investment objective by investing in a diversified pool of fixed income securities, primarily within the U.S. non-investment grade bond market. The fund aims to generate excess returns by balancing risk and reward through rigorous asset selection and continual monitoring of portfolio positions. The fund seeks to provide investors with current income, relatively low volatility and capital preservation over time.

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high-yield, high-risk fixed income securities. The subadviser generally maintains the duration of the fund in line with that of its style benchmark, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.

 Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%) Best Quarter: Q2/2009: 11.28% Worst Quarter: Q4/2008: -13.71% Year-to-date (3/31/11): 3.53%
Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS HIGH YIELD INCOME FUND	1 Year	5 Years	Since Inception	Inception Date
Class I	13.24%	4.93%	7.07%	Sep 20, 2002
Class I Return After Taxes on Distributions	10.48%	2.13%	4.26%
Class I Return After Taxes on Distributions and Sales of Fund Shares	8.49%	2.51%	4.39%
Class I Barclays Capital U.S. Aggregate Bond Index			5.04%
Class I High Yield Income Linked Benchmark			10.87%
Class A	8.61%	3.90%	4.84%	May 14, 2004
Class A Barclays Capital U.S. Aggregate Bond Index			5.52%
Class A High Yield Income Linked Benchmark			9.06%
Class C	12.01%		4.52%	Jun 26, 2006
Class C Barclays Capital U.S. Aggregate Bond Index			6.75%
Class C High Yield Income Linked Benchmark			9.46%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%
High Yield Income Linked Benchmark	14.89%	8.90%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The High Yield Income Linked Benchmark consists of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index, a capitalization-weighted index which measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Total index allocation to an individual issuer is limited to 2%. Performance of the High Yield Income Linked Benchmark prior to 5/18/2010 is that of the Barclays Capital U.S. High Yield 2% Issuer Capped Bond Index. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS HIGH YIELD INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	482
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	953
10 Years	rr_ExpenseExampleYear10	1,654
1 Year	rr_ExpenseExampleNoRedemptionYear01	482
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	953
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,654
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004
VIRTUS HIGH YIELD INCOME FUND | Class A | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
VIRTUS HIGH YIELD INCOME FUND | Class A | High Yield Income Linked Benchmark
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
VIRTUS HIGH YIELD INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
2003	rr_AnnualReturn2003	18.14%
2004	rr_AnnualReturn2004	10.65%
2005	rr_AnnualReturn2005	1.94%
2006	rr_AnnualReturn2006	7.31%
2007	rr_AnnualReturn2007	2.52%
2008	rr_AnnualReturn2008	(22.44%)
2009	rr_AnnualReturn2009	31.67%
2010	rr_AnnualReturn2010	13.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2001
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.71%)
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2002
VIRTUS HIGH YIELD INCOME FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.48%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
VIRTUS HIGH YIELD INCOME FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
VIRTUS HIGH YIELD INCOME FUND | Class I | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
VIRTUS HIGH YIELD INCOME FUND | Class I | High Yield Income Linked Benchmark
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
VIRTUS HIGH YIELD INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 Year	rr_AverageAnnualReturnYear01	12.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS HIGH YIELD INCOME FUND | Class C | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
VIRTUS HIGH YIELD INCOME FUND | Class C | High Yield Income Linked Benchmark
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
VIRTUS HIGH YIELD INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus High Yield Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide a high level of total return through a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will seek to achieve its investment objective by investing in a diversified pool of fixed income securities, primarily within the U.S. non-investment grade bond market. The fund aims to generate excess returns by balancing risk and reward through rigorous asset selection and continual monitoring of portfolio positions. The fund seeks to provide investors with current income, relatively low volatility and capital preservation over time.

Under normal circumstances, the fund invests at least 80% of its assets in a diversified portfolio of domestic and foreign high-yield, high-risk fixed income securities. The subadviser generally maintains the duration of the fund in line with that of its style benchmark, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>	Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over the life of the fund.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.

 Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart shows changes in the fund's performance from year to year over the life of the fund.

The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%) Best Quarter: Q2/2009: 11.28% Worst Quarter: Q4/2008: -13.71% Year-to-date (3/31/11): 3.53%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The High Yield Income Linked Benchmark consists of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index, a capitalization-weighted index which measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Total index allocation to an individual issuer is limited to 2%. Performance of the High Yield Income Linked Benchmark prior to 5/18/2010 is that of the Barclays Capital U.S. High Yield 2% Issuer Capped Bond Index. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS HIGH YIELD INCOME FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
VIRTUS HIGH YIELD INCOME FUND | High Yield Income Linked Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	8.90%

[1]	Excludes extraordinary expenses. Other expenses, including extraordinary expenses, were 0.47% for Class A and Class C Shares and 0.52% for Class I Shares
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only

Virtus Insight Government Money Market Fund
Investment Objective
The fund has an investment objective to seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND	Class A	Class I
Management Fees	0.11%	0.11%
Distribution and Shareholder Servicing (12b-1) Fees	0.10%	none
Shareholder Servicing Fees	0.25%	0.05%
Remainder of Other Expenses	0.12%	0.12%
Total Other Expenses	0.37%	0.17%
Total Annual Fund Operating Expenses	0.58%	0.28%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	59	186	324	726
Class I	29	90	157	356

Expense Example, No Redemption - VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	59	186	324	726
Class I	29	90	157	356

Investments, Risks and Performance Principal Investment Strategies

With an emphasis on preservation of capital and liquidity, this fund seeks to generate high current income by investing in high-quality short-term money market instruments that, in the opinion of the fund's subadviser, present minimal credit risks.The fund normally invests at least 80% of its assets in government money market securities.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Annual Return (%)

Best Quarter: Q1/2001: 1.41%	Worst Quarter: Q1/2010: 0.00%	Year-to-date (3/31/11): 0.00%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns - VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years
Class I	0.06%	2.50%	2.35%
Class A	0.02%	2.27%	2.05%

As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 1-800-243-1574.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.11%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	186
5 Years	rr_ExpenseExampleNoRedemptionYear05	324
10 Years	rr_ExpenseExampleNoRedemptionYear10	726
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.02%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	2.27%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.05%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.11%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
1 Year	rr_ExpenseExampleNoRedemptionYear01	29
3 Years	rr_ExpenseExampleNoRedemptionYear03	90
5 Years	rr_ExpenseExampleNoRedemptionYear05	157
10 Years	rr_ExpenseExampleNoRedemptionYear10	356
2001	rr_AnnualReturn2001	4.04%
2002	rr_AnnualReturn2002	1.65%
2003	rr_AnnualReturn2003	1.02%
2004	rr_AnnualReturn2004	1.23%
2005	rr_AnnualReturn2005	3.06%
2006	rr_AnnualReturn2006	4.92%
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	2.25%
2009	rr_AnnualReturn2009	0.30%
2010	rr_AnnualReturn2010	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.06%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	2.50%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.35%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Insight Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

With an emphasis on preservation of capital and liquidity, this fund seeks to generate high current income by investing in high-quality short-term money market instruments that, in the opinion of the fund's subadviser, present minimal credit risks.The fund normally invests at least 80% of its assets in government money market securities.

Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

>

U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q1/2001: 1.41%	Worst Quarter: Q1/2010: 0.00%	Year-to-date (3/31/11): 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 1-800-243-1574.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.01%. For current yield information, call 1-800-243-1574
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-243-1574

Virtus Insight Money Market Fund
Investment Objective
The fund has an investment objective to seek to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS INSIGHT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS INSIGHT MONEY MARKET FUND		Class A	Class I
Management Fees		0.10%	0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%	none
Shareholder Servicing Fees		0.25%	0.05%
Remainder of Other Expenses		0.09%	0.09%
Total Other Expenses		0.34%	0.14%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.55%	0.25%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS INSIGHT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	56	176	307	689
Class I	26	80	141	318

Expense Example, No Redemption - VIRTUS INSIGHT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	56	176	307	689
Class I	26	80	141	318

Investments, Risks and Performance Principal Investment Strategies

The fund invests only in high-quality short-term money market instruments that, in the opinion of the fund's subadviser, present minimal credit risks. The fund invests in a broad range of short-term money market instruments, including U.S. Government securities, repurchase agreements, as well as bank and commercial obligations. Commercial paper purchases by the fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of the foreign securities may be more volatile that those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

Updated performance information is available atvirtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Annual Return (%)

Best Quarter: Q1/2001: 1.44%	Worst Quarter: Q1/2010: 0.02%	Year-to-date (3/31/11): 0.03%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns - VIRTUS INSIGHT MONEY MARKET FUND	1 Year	5 Years	10 Years
Class I	0.15%	2.76%	2.53%
Class A	0.01%	2.50%	2.23%

As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.12%. (These yields reflect non-recurring income received from a security class action settlement.) For current yield information, call 1-800-243-1574.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS INSIGHT MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	176
5 Years	rr_ExpenseExampleNoRedemptionYear05	307
10 Years	rr_ExpenseExampleNoRedemptionYear10	689
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.01%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	2.50%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.23%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
VIRTUS INSIGHT MONEY MARKET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)(as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	80
5 Years	rr_ExpenseExampleNoRedemptionYear05	141
10 Years	rr_ExpenseExampleNoRedemptionYear10	318
2001	rr_AnnualReturn2001	4.21%
2002	rr_AnnualReturn2002	1.84%
2003	rr_AnnualReturn2003	1.10%
2004	rr_AnnualReturn2004	1.29%
2005	rr_AnnualReturn2005	3.15%
2006	rr_AnnualReturn2006	5.04%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.82%
2009	rr_AnnualReturn2009	0.62%
2010	rr_AnnualReturn2010	0.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.15%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	2.76%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.53%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.12%
VIRTUS INSIGHT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Insight Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests only in high-quality short-term money market instruments that, in the opinion of the fund's subadviser, present minimal credit risks. The fund invests in a broad range of short-term money market instruments, including U.S. Government securities, repurchase agreements, as well as bank and commercial obligations. Commercial paper purchases by the fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of the foreign securities may be more volatile that those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period.

Updated performance information is available atvirtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q1/2001: 1.44%	Worst Quarter: Q1/2010: 0.02%	Year-to-date (3/31/11): 0.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.12%. (These yields reflect non-recurring income received from a security class action settlement.) For current yield information, call 1-800-243-1574.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.12%. (These yields reflect non-recurring income received from a security class action settlement.) For current yield information, call 1-800-243-1574
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-243-1574

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Virtus Insight Tax-Exempt Money Market Fund
Investment Objective

The fund has an investment objective to seek to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND		Class A	Class I
Management Fees		0.10%	0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.10%	none
Shareholder Servicing Fees		0.25%	0.05%
Remainder of Other Expenses		0.09%	0.09%
Total Other Expenses		0.34%	0.14%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.55%	0.25%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	56	176	307	689
Class I	26	80	141	318

Expense Example, No Redemption - VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	56	176	307	689
Class I	26	80	141	318

Investments, Risks and Performance Principal Investment Strategies

The fund normally invests primarily in U.S. dollar-denominated municipal securities. Under normal circumstances, the fund invests at least 80% of its assets in high-quality short-term money market instruments that generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Municipal Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The bar chart shows changes in the fund's performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

                                Annual Return (%)

Best Quarter: Q2/2006: 0.93%	Worst Quarter: Q1/2010: 0.02%	Year-to-date (3/31/11): 0.00%

Average Annual Total Returns (for the periods ended 12/31/10)
Average Annual Total Returns - VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND	1 Year	5 Years	10 Years
Class I	0.09%	1.91%	1.77%
Class A	0.01%	1.65%	1.47%

As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.14%.For current yield information, call 1-800-243-1574.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.01%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	1.65%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.47%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	318
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	26
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	80
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	318
2001	rr_AnnualReturn2001	2.70%
2002	rr_AnnualReturn2002	1.35%
2003	rr_AnnualReturn2003	0.90%
2004	rr_AnnualReturn2004	1.01%
2005	rr_AnnualReturn2005	2.23%
2006	rr_AnnualReturn2006	3.41%
2007	rr_AnnualReturn2007	3.52%
2008	rr_AnnualReturn2008	2.22%
2009	rr_AnnualReturn2009	0.36%
2010	rr_AnnualReturn2010	0.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date (3/31/11):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.09%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	1.91%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.77%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.14%
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Insight Tax-Exempt Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund has an investment objective to seek to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests primarily in U.S. dollar-denominated municipal securities. Under normal circumstances, the fund invests at least 80% of its assets in high-quality short-term money market instruments that generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the fund. The principal risks of investing in the fund are:

>	Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Municipal Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>	Principal Stability Risk. The risk that the fund may not be able to maintain a stable net asset value of $1.00.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The bar chart shows changes in the fund's performance from year to year over a 10-year period. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q2/2006: 0.93%	Worst Quarter: Q1/2010: 0.02%	Year-to-date (3/31/11): 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.14%.For current yield information, call 1-800-243-1574.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	As of December 31, 2010, the fund's 7-day yield for Class A Shares was 0.01% and for Class I Shares was 0.14%.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-243-1574

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Virtus Intermediate Government Bond Fund
Investment Objective
The fund has an investment objective to seek to provide a high level of current income, consistent with preservation of capital.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS INTERMEDIATE GOVERNMENT BOND FUND	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS INTERMEDIATE GOVERNMENT BOND FUND	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	none
Shareholder Servicing Fees	none	0.05%
Remainder of Other Expenses	0.43%	0.43%
Total Other Expenses	0.43%	0.48%
Total Annual Fund Operating Expenses	1.13%	0.93%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS INTERMEDIATE GOVERNMENT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	486	721	974	1,698
Class I	95	296	515	1,143

Expense Example, No Redemption - VIRTUS INTERMEDIATE GOVERNMENT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	486	721	974	1,698
Class I	95	296	515	1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund invests primarily in intermediate-term government bonds, seeking to provide investors an attractive total return and income. The fund focuses on macroeconomic analysis, interest rate dynamics and structural review in an effort to identify attractive investment opportunities and construct a diversified portfolio of fixed income securities.

Under normal circumstances, the fund invests at least 80% of its assets government bonds, which are U.S. Treasury securities or securities issued by U.S. government agencies. The fund normally maintains a dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) of between three and ten years.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q4/2008: 6.11%	Worst Quarter: Q2/2004: -2.44%	Year-to-date (3/31/11): -0.07%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS INTERMEDIATE GOVERNMENT BOND FUND	1 Year	5 Years	10 Years
Class I	4.39%	5.20%	5.18%
Class I Return After Taxes on Distributions	3.28%	3.78%	3.54%
Class I Return After Taxes on Distributions and Sales of Fund Shares	3.03%	3.63%	3.47%
Class A	0.23%	4.14%	4.52%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Barclays Capital U.S. Intermediate Government Bond Index	4.98%	5.41%	5.11%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. Intermediate Government Bond Index measures intermediate-term bonds issued by the U.S. Treasury, government agencies, and quasi-federal corporations with maturities from 1 to 9.99 years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	486
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	974
10 Years	rr_ExpenseExampleYear10	1,698
1 Year	rr_ExpenseExampleNoRedemptionYear01	486
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	974
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,698
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.23%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.14%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.52%
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_ExpenseExampleNoRedemptionYear01	95
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
5 Years	rr_ExpenseExampleNoRedemptionYear05	515
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
2001	rr_AnnualReturn2001	7.74%
2002	rr_AnnualReturn2002	10.39%
2003	rr_AnnualReturn2003	2.41%
2004	rr_AnnualReturn2004	3.05%
2005	rr_AnnualReturn2005	2.49%
2006	rr_AnnualReturn2006	4.37%
2007	rr_AnnualReturn2007	6.98%
2008	rr_AnnualReturn2008	9.47%
2009	rr_AnnualReturn2009	0.99%
2010	rr_AnnualReturn2010	4.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	4.39%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.20%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.18%
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.28%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	3.78%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.54%
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.03%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	3.63%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.47%
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Intermediate Government Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide a high level of current income, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in intermediate-term government bonds, seeking to provide investors an attractive total return and income. The fund focuses on macroeconomic analysis, interest rate dynamics and structural review in an effort to identify attractive investment opportunities and construct a diversified portfolio of fixed income securities.

Under normal circumstances, the fund invests at least 80% of its assets government bonds, which are U.S. Treasury securities or securities issued by U.S. government agencies. The fund normally maintains a dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) of between three and ten years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q4/2008: 6.11%	Worst Quarter: Q2/2004: -2.44%	Year-to-date (3/31/11): -0.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. Intermediate Government Bond Index measures intermediate-term bonds issued by the U.S. Treasury, government agencies, and quasi-federal corporations with maturities from 1 to 9.99 years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS INTERMEDIATE GOVERNMENT BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	6.54%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.80%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.84%
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND | Barclays Capital U.S. Intermediate Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	4.98%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.41%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.11%

Virtus Intermediate Tax-Exempt Bond Fund
Investment Objective
The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.34%	0.34%	0.34%
Total Other Expenses		0.34%	0.34%	0.39%
Total Annual Fund Operating Expenses	[1]	1.04%	1.79%	0.84%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	378	597	833	1,511
Class C	282	563	970	2,105
Class I	86	268	466	1,037

Expense Example, No Redemption - VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	378	597	833	1,511
Class C	182	563	970	2,105
Class I	86	268	466	1,037

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to generate high current income exempt from federal income tax by investing primarily in intermediate-term municipal securities. The fund employs an interest rate strategy to help manage the downside risk of rate movements on the portfolio. This is backed by extensive credit analysis to help maintain a high quality portfolio.

Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal securities.The fund normally maintains a dollar-weighted average maturity of between three and fourteen years.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q3/2009: 10.29%	Worst Quarter: Q3/2008: -4.67%	Year-to-date (3/31/11): -0.04%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	3.19%	4.06%	4.54%
Class I Return After Taxes on Distributions	3.19%	3.96%	4.49%
Class I Return After Taxes on Distributions and Sales of Fund Shares	3.41%	4.05%	4.50%
Class A	0.11%	3.23%		3.86%	Jan 16, 2001
Class A Barclays Capital U.S. Aggregate Bond Index				5.81%	Jan 16, 2001
Class A Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index				4.83%	Jan 16, 2001
Class C	2.17%			3.46%	Jun 26, 2006
Class C Barclays Capital U.S. Aggregate Bond Index				6.75%	Jun 26, 2006
Class C Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index				5.17%	Jun 26, 2006
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index	3.14%	4.67%	4.92%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index is an unmanaged index of investment-grade municipal bonds with maturities of three to 15 years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	833
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	378
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	833
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	0.11%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 16, 2001
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class A | Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 16, 2001
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class A | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 16, 2001
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
2001	rr_AnnualReturn2001	5.58%
2002	rr_AnnualReturn2002	9.82%
2003	rr_AnnualReturn2003	4.64%
2004	rr_AnnualReturn2004	3.02%
2005	rr_AnnualReturn2005	2.19%
2006	rr_AnnualReturn2006	4.45%
2007	rr_AnnualReturn2007	3.43%
2008	rr_AnnualReturn2008	(7.04%)
2009	rr_AnnualReturn2009	17.76%
2010	rr_AnnualReturn2010	3.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date (3/31/11):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.67%)
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.19%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.06%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.54%
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.19%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	3.96%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.49%
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.41%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.05%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.50%
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[1]
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	970
10 Years	rr_ExpenseExampleYear10	2,105
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class C | Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Class C | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Intermediate Tax-Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to generate high current income exempt from federal income tax by investing primarily in intermediate-term municipal securities. The fund employs an interest rate strategy to help manage the downside risk of rate movements on the portfolio. This is backed by extensive credit analysis to help maintain a high quality portfolio.

Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal securities.The fund normally maintains a dollar-weighted average maturity of between three and fourteen years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

>

U.S. Government Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q3/2009: 10.29%	Worst Quarter: Q3/2008: -4.67%	Year-to-date (3/31/11): -0.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index is an unmanaged index of investment-grade municipal bonds with maturities of three to 15 years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Barclays Capital 3-15 Year Blend (2-17) Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.14%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.67%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.92%
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	6.54%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.80%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.84%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Virtus Short/Intermediate Bond Fund
Investment Objective
The fund has an investment objective to seek to provide a high level of total return, including a competitive level of current income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS SHORT/INTERMEDIATE BOND FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS SHORT/INTERMEDIATE BOND FUND	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Shareholder Servicing Fees	none	none	0.05%
Remainder of Other Expenses	0.32%	0.32%	0.32%
Total Other Expenses	0.32%	0.32%	0.37%
Total Annual Fund Operating Expenses	1.12%	1.87%	0.92%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS SHORT/INTERMEDIATE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	386	621	875	1,601
Class C	290	588	1,011	2,190
Class I	94	293	509	1,131

Expense Example, No Redemption - VIRTUS SHORT/INTERMEDIATE BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	386	621	875	1,601
Class C	190	588	1,011	2,190
Class I	94	293	509	1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund focuses on investment-grade assets using a balanced approach consisting of yield curve management, sector allocation and security selection in an effort to provide excess return with lower risk over time. The fund invests at least 80% of its assets primarily in bonds with a short/intermediate-term average maturity, as these bonds tend to offer a buffer against rising interest rates.

Under normal market conditions, the fund invests at least 80% of its assets in bonds with a short/intermediate-term average maturity. The fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of the foreign securities may be more volatile that those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q2/2009: 5.42%	Worst Quarter: Q3/2008: -3.18%	Year-to-date (3/31/11): 0.93%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS SHORT/INTERMEDIATE BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	6.93%	5.28%	4.89%
Class I Return After Taxes on Distributions	5.52%	3.74%	3.25%
Class I Return After Taxes on Distributions and Sales of Fund Shares	4.49%	3.60%	3.19%
Class A	3.84%	4.44%	4.34%
Class C	5.88%			4.87%	Jun 26, 2006
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%	6.75%	Jun 26, 2006
Barclays Capital U.S. Intermediate Government/Credit Bond Index	5.89%	5.53%	5.51%	6.28%	Jun 26, 2006

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of four to five years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS SHORT/INTERMEDIATE BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	386
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	386
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	875
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	3.84%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.44%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.34%
VIRTUS SHORT/INTERMEDIATE BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
2001	rr_AnnualReturn2001	7.86%
2002	rr_AnnualReturn2002	6.40%
2003	rr_AnnualReturn2003	4.11%
2004	rr_AnnualReturn2004	2.92%
2005	rr_AnnualReturn2005	1.36%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(2.16%)
2009	rr_AnnualReturn2009	13.39%
2010	rr_AnnualReturn2010	6.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date (3/31/11):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	6.93%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.28%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.89%
VIRTUS SHORT/INTERMEDIATE BOND FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	5.52%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	3.74%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.25%
VIRTUS SHORT/INTERMEDIATE BOND FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	4.49%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	3.60%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.19%
VIRTUS SHORT/INTERMEDIATE BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS SHORT/INTERMEDIATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Short/Intermediate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide a high level of total return, including a competitive level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund focuses on investment-grade assets using a balanced approach consisting of yield curve management, sector allocation and security selection in an effort to provide excess return with lower risk over time. The fund invests at least 80% of its assets primarily in bonds with a short/intermediate-term average maturity, as these bonds tend to offer a buffer against rising interest rates.

Under normal market conditions, the fund invests at least 80% of its assets in bonds with a short/intermediate-term average maturity. The fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Foreign Investing Risk. The risk that the prices of the foreign securities may be more volatile that those of their domestic counterparts.

>	Income Risk. The risk that income received from the fund will vary widely over the short-and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the impairment of the value of collateral underlying a mortgage-backed or asset-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q2/2009: 5.42%	Worst Quarter: Q3/2008: -3.18%	Year-to-date (3/31/11): 0.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of four to five years. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS SHORT/INTERMEDIATE BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	6.54%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.80%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS SHORT/INTERMEDIATE BOND FUND | Barclays Capital U.S. Intermediate Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	5.89%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.53%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Virtus Tax-Exempt Bond Fund
Investment Objective
The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS TAX-EXEMPT BOND FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS TAX-EXEMPT BOND FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Shareholder Servicing Fees		none	none	0.05%
Remainder of Other Expenses		0.31%	0.31%	0.31%
Total Other Expenses		0.31%	0.31%	0.36%
Total Annual Fund Operating Expenses	[1]	1.01%	1.76%	0.81%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	375	588	818	1,477
Class C	279	554	954	2,073
Class I	83	259	450	1,002

Expense Example, No Redemption - VIRTUS TAX-EXEMPT BOND FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	375	588	818	1,477
Class C	179	554	954	2,073
Class I	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The fund employs an interest rate strategy to help manage the downside risk of rate movements on its portfolio. This is backed by extensive analysis to help maintain a high quality portfolio. Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal bonds with varying maturities.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q3/2009: 10.03%	Worst Quarter: Q3/2008: -5.64%	Year-to-date (3/31/11): 0.04%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS TAX-EXEMPT BOND FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	2.39%	4.35%	5.10%
Class I Return After Taxes on Distributions	2.38%	4.25%	5.00%
Class I Return After Taxes on Distributions and Sales of Fund Shares	2.99%	4.33%	5.02%
Class A	(0.58%)	3.53%		4.56%	Jan 30, 2001
Class A Barclays Capital U.S. Aggregate Bond Index				5.76%	Jan 30, 2001
Class A Barclays Capital Municipal Bond Index				4.78%	Jan 30, 2001
Class C	1.37%			3.79%	Jun 26, 2006
Class C Barclays Capital U.S. Aggregate Bond Index				6.75%	Jun 26, 2006
Class C Barclays Capital Municipal Bond Index				4.51%	Jun 26, 2006
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Barclays Capital Municipal Bond Index	2.38%	4.09%	4.83%

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS TAX-EXEMPT BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	375
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	375
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,477
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	(0.58%)
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2001
VIRTUS TAX-EXEMPT BOND FUND | Class A | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2001
VIRTUS TAX-EXEMPT BOND FUND | Class A | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2001
VIRTUS TAX-EXEMPT BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	450
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
2001	rr_AnnualReturn2001	6.02%
2002	rr_AnnualReturn2002	11.42%
2003	rr_AnnualReturn2003	5.81%
2004	rr_AnnualReturn2004	3.46%
2005	rr_AnnualReturn2005	2.76%
2006	rr_AnnualReturn2006	4.67%
2007	rr_AnnualReturn2007	3.45%
2008	rr_AnnualReturn2008	(5.62%)
2009	rr_AnnualReturn2009	18.26%
2010	rr_AnnualReturn2010	2.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date (3/31/11):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.64%)
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	2.39%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.35%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.10%
VIRTUS TAX-EXEMPT BOND FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	2.38%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.25%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.00%
VIRTUS TAX-EXEMPT BOND FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	2.99%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.33%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.02%
VIRTUS TAX-EXEMPT BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	2,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Class C | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND | Class C | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS TAX-EXEMPT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Tax-Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The fund employs an interest rate strategy to help manage the downside risk of rate movements on its portfolio. This is backed by extensive analysis to help maintain a high quality portfolio. Under normal circumstances, the fund invests at least 80% of its assets in tax-exempt bonds, generally municipal bonds with varying maturities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease.If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>	Borrowing Risk. The risk that the costs of borrowing may exceed the income from investments made with such leverage.

>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>	Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Municipal Bond Market Risk. The risk that events negatively impacting a particular municipal security, or the municipal bond market in general, will cause the fund's investments to decrease in value.

>	Tax-Exempt Securities Risk. The risk that tax-exempt securities may not provide a higher rate of return than taxable securities.

>

Tax Liability Risk. The risk that noncompliant conduct by a municipal bond issuer, or certain adverse interpretations or actions by a government or tax authority, could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q3/2009: 10.03%	Worst Quarter: Q3/2008: -5.64%	Year-to-date (3/31/11): 0.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Barclays Capital Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The indexes are calculated on a total return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS TAX-EXEMPT BOND FUND | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	2.38%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	4.09%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	4.83%
VIRTUS TAX-EXEMPT BOND FUND | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	6.54%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	5.80%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	5.84%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Virtus Value Equity Fund
Investment Objective
The fund has an investment objective to seek to provide capital appreciation and current income.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VIRTUS VALUE EQUITY FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS VALUE EQUITY FUND	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Shareholder Servicing Fees	none	none	0.05%
Remainder of Other Expenses	0.27%	0.27%	0.27%
Total Other Expenses	0.27%	0.27%	0.32%
Total Annual Fund Operating Expenses	1.22%	1.97%	1.02%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VIRTUS VALUE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	940	1,207	1,967
Class C	300	618	1,062	2,296
Class I	104	325	563	1,248

Expense Example, No Redemption - VIRTUS VALUE EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	692	940	1,207	1,967
Class C	200	618	1,062	2,296
Class I	104	325	563	1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund invests in value-oriented large-cap companies utilizing a systematic process of focusing on fundamentals, investor interest and valuations. The subadviser employs a proprietary quantitative model designed to identify companies with higher growth rates while utilizing fundamental research to confirm the model's indicators and capture qualitative data.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks.These stocks are generally of companies with market capitalization in excess of  $1 billion at time of purchase.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund's investments will not appreciate in value as anticipated.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Annual Return (%)

Best Quarter: Q3/2009: 13.62%	Worst Quarter: Q4/2008: -21.21%	Year-to-date (3/31/11): 8.73%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - VIRTUS VALUE EQUITY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	13.71%	1.50%	3.51%
Class I Return After Taxes on Distributions	13.55%	0.56%	2.70%
Class I Return After Taxes on Distributions and Sales of Fund Shares	9.10%	1.32%	2.95%
Class A	6.89%	0.06%	2.65%
Class C	12.68%			(0.18%)	Jun 26, 2006
S&P 500 Index	15.06%	2.29%	1.42%	2.29%	Jun 26, 2006
Russell 1000 Value Index	15.51%	1.28%	3.26%	0.22%	Jun 26, 2006

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The Russell 1000® Value Index is a market-capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe which comprises the 3,000 largest U.S companies. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS INSIGHT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
VIRTUS VALUE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,207
10 Years	rr_ExpenseExampleYear10	1,967
1 Year	rr_ExpenseExampleNoRedemptionYear01	692
3 Years	rr_ExpenseExampleNoRedemptionYear03	940
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,207
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,967
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	6.89%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	0.06%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.65%
VIRTUS VALUE EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,248
2001	rr_AnnualReturn2001	(3.00%)
2002	rr_AnnualReturn2002	(20.99%)
2003	rr_AnnualReturn2003	28.67%
2004	rr_AnnualReturn2004	18.14%
2005	rr_AnnualReturn2005	12.52%
2006	rr_AnnualReturn2006	16.12%
2007	rr_AnnualReturn2007	10.10%
2008	rr_AnnualReturn2008	(36.26%)
2009	rr_AnnualReturn2009	16.24%
2010	rr_AnnualReturn2010	13.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date (3/31/11):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.21%)
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	13.71%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	1.50%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.51%
VIRTUS VALUE EQUITY FUND | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	13.55%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	0.56%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.70%
VIRTUS VALUE EQUITY FUND | Class I | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	9.10%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	1.32%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	2.95%
VIRTUS VALUE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	300
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,062
10 Years	rr_ExpenseExampleYear10	2,296
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	12.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS VALUE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective to seek to provide capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 73 of the fund's prospectus and "Alternative Purchase Arrangements" on page 45 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in value-oriented large-cap companies utilizing a systematic process of focusing on fundamentals, investor interest and valuations. The subadviser employs a proprietary quantitative model designed to identify companies with higher growth rates while utilizing fundamental research to confirm the model's indicators and capture qualitative data.

Under normal circumstances, the fund invests at least 80% of its assets in common stocks.These stocks are generally of companies with market capitalization in excess of  $1 billion at time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in small and medium-sized companies may be more volatile than investments in larger companies.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund's investments will not appreciate in value as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Return (%)

Best Quarter: Q3/2009: 13.62%	Worst Quarter: Q4/2008: -21.21%	Year-to-date (3/31/11): 8.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/10)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The Russell 1000® Value Index is a market-capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe which comprises the 3,000 largest U.S companies. The indexes are calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

VIRTUS VALUE EQUITY FUND | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	15.51%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	1.28%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
VIRTUS VALUE EQUITY FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	15.06%
AverageAnnualReturnYear5	rr_AverageAnnualReturnYear05	2.29%
AverageAnnualReturnYear10	rr_AverageAnnualReturnYear10	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006

[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011